Leases (Details) - Schedule of Right-of-use Assets - Right-of-use assets [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Balance as beginning	€ 30,020	€ 23,367
Lease agreements entered into during the period	4,669	8,861
Depreciation for the year	(1,433)	(1,366)
Other	(287)	(57)
Effect of changes in exchange rates	(798)	(785)
Transfer to disposal groups held for sale	(1,204)
Balance as ending	30,967	30,020
Bio Gas [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Balance as beginning	46	170
Lease agreements entered into during the period
Depreciation for the year	(26)	(124)
Other
Effect of changes in exchange rates
Transfer to disposal groups held for sale
Balance as ending	20	46
Italy [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Balance as beginning	8,733
Lease agreements entered into during the period	2,527	8,861
Depreciation for the year	(262)	(128)
Other	(1,472)
Effect of changes in exchange rates
Transfer to disposal groups held for sale
Balance as ending	9,526	8,733
Spain [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Balance as beginning	2,314	2,755
Lease agreements entered into during the period
Depreciation for the year	(126)	(120)
Other	139	(321)
Effect of changes in exchange rates
Transfer to disposal groups held for sale
Balance as ending	2,327	2,314
Talasol [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Balance as beginning	7,183	7,587
Lease agreements entered into during the period
Depreciation for the year	(455)	(404)
Other	867
Effect of changes in exchange rates
Transfer to disposal groups held for sale
Balance as ending	7,595	7,183
Pumped storage [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Balance as beginning	10,413	11,352
Lease agreements entered into during the period
Depreciation for the year	(429)	(473)
Other	110	228
Effect of changes in exchange rates	(669)	(694)
Transfer to disposal groups held for sale
Balance as ending	9,425	10,413
USA [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Balance as beginning
Lease agreements entered into during the period	2,142
Depreciation for the year	(24)
Other
Effect of changes in exchange rates	(44)
Transfer to disposal groups held for sale
Balance as ending	2,074
Talmei Yosef [Member]
Leases (Details) - Schedule of Right-of-use Assets [Line Items]
Balance as beginning	1,331	1,503
Lease agreements entered into during the period
Depreciation for the year	(111)	(117)
Other	69	36
Effect of changes in exchange rates	(85)	(91)
Transfer to disposal groups held for sale	(1,204)
Balance as ending		€ 1,331